Buffalo Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 16.4%
Entertainment - 1.6%
Liberty Media Corp.-Liberty Live - Class C (a)	35,000	$2,840,600
		$–
Interactive Media & Services - 14.1%
Alphabet, Inc. - Class A	51,100	9,005,353
Alphabet, Inc. - Class C	28,200	5,002,398
Meta Platforms, Inc. - Class A	15,813	11,671,417
		25,679,168
Media - 0.7%
DoubleVerify Holdings, Inc. (a)	91,255	1,366,088
Total Communication Services		29,885,856

Consumer Discretionary - 12.5%
Broadline Retail - 10.2%
Amazon.com, Inc. (a)	72,820	15,975,980
MercadoLibre, Inc. (a)	1,000	2,613,630
		18,589,610
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.	720	4,168,253
Total Consumer Discretionary		22,757,863

Energy - 0.9%
Energy Equipment & Services - 0.9%
Schlumberger NV	46,633	1,576,195

Financials - 9.1%
Capital Markets - 2.1%
MSCI, Inc.	3,615	2,084,915
S&P Global, Inc.	3,300	1,740,057
		3,824,972
Financial Services - 7.0%
Mastercard, Inc. - Class A	8,515	4,784,919
Shift4 Payments, Inc. - Class A (a)	27,567	2,732,166
Visa, Inc. - Class A	14,758	5,239,828
		12,756,913
Total Financials		16,581,885

Health Care - 8.9%
Health Care Equipment & Supplies - 3.9%
Edwards Lifesciences Corp. (a)	27,475	2,148,820
Establishment Labs Holdings, Inc. (a)	34,570	1,476,484
IDEXX Laboratories, Inc. (a)	2,856	1,531,787
Intuitive Surgical, Inc. (a)	3,600	1,956,276
		7,113,367
Health Care Providers & Services - 1.7%
Progyny, Inc. (a)	74,024	1,628,528
UnitedHealth Group, Inc.	4,500	1,403,865
		3,032,393
Health Care Technology - 1.6%
Veeva Systems, Inc. - Class A (a)	10,259	2,954,387
		$–
Life Sciences Tools & Services - 1.7%
Danaher Corp.	6,059	1,196,895
Thermo Fisher Scientific, Inc.	4,768	1,933,233
		3,130,128
Total Health Care		16,230,275

Industrials - 6.0%
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	34,100	1,673,287
		$–
Ground Transportation - 2.1%
Uber Technologies, Inc. (a)	40,278	3,757,937
		$–
Professional Services - 3.0%
TransUnion	41,322	3,636,336
Verisk Analytics, Inc.	5,970	1,859,655
		5,495,991
Total Industrials		10,927,215

Information Technology - 40.5%(b)
IT Services - 1.2%
Gartner, Inc. (a)	5,250	2,122,155
		$–
Semiconductors & Semiconductor Equipment - 13.8%
Broadcom, Inc.	19,943	5,497,288
NVIDIA Corp.	125,000	19,748,750
		25,246,038
Software - 18.2%
Intuit, Inc.	2,332	1,836,753
Microsoft Corp.	44,350	22,060,134
Palo Alto Networks, Inc. (a)	9,588	1,962,088
Procore Technologies, Inc. (a)	25,000	1,710,500
Salesforce, Inc.	11,000	2,999,590
ServiceNow, Inc. (a)	2,524	2,594,874
		33,163,939
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	65,000	13,336,050
Total Information Technology		73,868,182

Materials - 0.9%
Chemicals - 0.9%
Linde PLC	3,671	1,722,360

Real Estate - 2.9%
Real Estate Management & Development - 2.9%
CBRE Group, Inc. - Class A (a)	24,220	3,393,706
CoStar Group, Inc. (a)	24,000	1,929,600
Total Real Estate		5,323,306
TOTAL COMMON STOCKS (Cost $54,544,749)		178,873,137

SHORT-TERM INVESTMENTS - 2.0%	Shares	Value
Money Market Funds - 2.0%
Fidelity Money Market Government Portfolio - Class I, 4.23% (c)	3,619,014	3,619,014
TOTAL SHORT-TERM INVESTMENTS (Cost $3,619,014)		3,619,014

TOTAL INVESTMENTS - 100.1% (Cost $58,163,763)		182,492,151
Liabilities in Excess of Other Assets - (0.1)%		(131,365)
TOTAL NET ASSETS - 100.0%		$182,360,786
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$178,873,137	$–	$–	$178,873,137
Money Market Funds	3,619,014	–	–	3,619,014
Total Investments	$182,492,151	$–	$–	$182,492,151

Refer to the Schedule of Investments for further disaggregation of investment categories.